Restructuring Costs - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Costs [Abstract]
Stock-based compensation	$ 3,998	$ 2,090	$ 4,971
Soybean Products [Member]
Restructuring Costs [Abstract]
Severance and other charges		$ 400	$ 700
Stock-based compensation	$ 900